FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - Fair value - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments and Risks
Financial assets	R$ 13,990,633	R$ 18,020,853
Financial liabilities	11,898,332	2,917,913
Level 1
Financial Instruments and Risks
Financial assets	825,972	1,631,319
Level 2
Financial Instruments and Risks
Financial assets	2,465,961	5,797,987
Financial liabilities	11,898,332	2,917,913
Level 3
Financial Instruments and Risks
Financial assets	10,698,700	10,591,547
Fair value through profit or loss
Financial Instruments and Risks
Financial liabilities	11,898,332	2,917,913
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	11,898,332	2,917,913
Fair value through profit or loss | Level 2
Financial Instruments and Risks
Financial liabilities	11,898,332	2,917,913
Fair value through profit or loss | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	11,898,332	2,917,913
Fair value through profit or loss
Financial Instruments and Risks
Financial assets	3,291,933	7,429,306
Fair value through profit or loss | Marketable securities
Financial Instruments and Risks
Financial assets	2,213,496	6,330,334
Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial assets	1,078,437	1,098,972
Fair value through profit or loss | Level 1
Financial Instruments and Risks
Financial assets	825,972	1,631,319
Fair value through profit or loss | Level 1 | Marketable securities
Financial Instruments and Risks
Financial assets	825,972	1,631,319
Fair value through profit or loss | Level 2
Financial Instruments and Risks
Financial assets	2,465,961	5,797,987
Fair value through profit or loss | Level 2 | Marketable securities
Financial Instruments and Risks
Financial assets	1,387,524	4,699,015
Fair value through profit or loss | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial assets	1,078,437	1,098,972
Fair value through other comprehensive income
Financial Instruments and Risks
Financial assets	25,976	20,048
Fair value through other comprehensive income | Other investments
Financial Instruments and Risks
Financial assets	25,976	20,048
Fair value through other comprehensive income | Level 3
Financial Instruments and Risks
Financial assets	25,976	20,048
Fair value through other comprehensive income | Level 3 | Other investments
Financial Instruments and Risks
Financial assets	25,976	20,048
Amortized cost
Financial Instruments and Risks
Financial assets	10,672,724	10,571,499
Amortized cost | Fair value of biological assets
Financial Instruments and Risks
Financial assets	10,672,724	10,571,499
Amortized cost | Level 3
Financial Instruments and Risks
Financial assets	10,672,724	10,571,499
Amortized cost | Level 3 | Fair value of biological assets
Financial Instruments and Risks
Financial assets	R$ 10,672,724	R$ 10,571,499